Prepaid expenses and other current assets - Narrative (Details) - Brazil $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Income Taxes [Line Items]
Tax settlements	$ 18,457
Prepaid taxes	$ 8,805